Trade and Other receivables and Other Current Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other current receivables [abstract]
Trade receivables	€ 2,111	€ 3,512	€ 6,782
Total Trade receivables	2,111	3,512	6,782
Value added tax receivables	1,162	887	626
Withholding taxes on interest income	289	420	528
Other receivables	94	12	1,350
Total other receivables	1,545	1,319	2,504
Total trade and other receivables	€ 3,656	€ 4,831	€ 9,286